REGULATORY CAPITAL (Tables)	12 Months Ended
Dec. 31, 2014
Regulatory Capital [Abstract]
Schedule of compliance with regulatory capital

	As of December 31, 2014
					To be “well-
					capitalized” under
			For capital		prompt corrective
	Actual		adequacy purposes		action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(Dollars in thousands)

Tier 1 capital to risk-weighted Assets	$77,752	24.5%	≥$ 12,679	≥4.0%	≥$19,019	≥6.0%

Tangible capital	$77,752	13.9%	≥$ 8,567	≥1.5%	NA	NA

Core capital	$77,752	13.9%	≥$22,845	≥4.0%	≥$28,556	≥5.0%

Risk-based capital	$79,988	25.2%	≥$25,358	≥8.0%	≥$31,698	≥10.0%

	As of December 31, 2013
					To be “well-
					capitalized” under
			For capital		prompt corrective
	Actual		adequacy purposes		action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(Dollars in thousands)

Tier 1 capital to risk-weighted Assets	$77,209	24.7%	≥$ 12,495	≥4.0%	≥$18,743	≥6.0%

Tangible capital	$77,209	13.5%	≥$ 8,766	≥1.5%	NA	NA

Core capital	$77,209	13.5%	≥$23,377	≥4.0%	≥$29,221	≥5.0%

Risk-based capital	$78,899	25.3%	≥$24,991	≥8.0%	≥$31,239	≥10.0%